RECEIVABLES - Summary of Financing Receivables (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 19,734	$ 19,167	$ 18,957
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	9,065	9,350	9,076
Wholesale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	10,600	9,749	9,804
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 69	$ 68	$ 77